DISPOSITION OF AIRCARD BUSINESS (Tables)	12 Months Ended
Dec. 31, 2014
Discontinued Operations and Disposal Groups [Abstract]
Schedule of gain on sale of disposal
The gain on sale of the AirCard business consisted of:

Cash proceeds received	$122,807
Proceeds held in escrow	13,800
Total proceeds	$136,607
Transaction costs	(2,849)
Net proceeds	$133,758
Assets and liabilities held for sale	(39,680)
Gross gain on disposal	$94,078
Income tax expense	(23,896)
Gain on disposal, net of taxes	$70,182

Schedule of results related to the AirCard business presented as discontinued operations in the statement of earnings

	2013	2012
Revenue	$46,701	$246,845
Cost of goods sold	32,978	177,147
Gross margin	$13,723	$69,698
Expenses	(12,918)	(36,653)
Gain on sale of AirCard business	94,078	—
Earnings before income taxes	$94,883	$33,045
Income tax expense	(24,295)	(1,644)
Net earnings from discontinued operations	$70,588	$31,401